Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue:
Passenger	$ 4,074,391	$ 3,550,160	$ 3,285,217
Cargo and other	816,439	891,524	853,121
Total operating revenue	4,890,830	4,441,684	4,138,338
Operating expenses:
Flight operations	153,615	92,471	58,381
Aircraft fuel	1,213,411	923,468	785,273
Ground operations	474,802	450,209	426,203
Aircraft rentals	267,708	278,772	314,493
Passenger services	188,713	166,869	151,718
Maintenance and repairs	206,454	280,536	260,703
Air traffic	269,631	242,587	218,965
Selling expenses	530,930	515,073	545,318
Salaries, wages and benefits	760,758	706,778	661,708
Fees and other expenses	203,304	177,864	187,560
Depreciation, amortization and impairment	389,388	313,413	269,546
Total operating expenses	4,658,714	4,148,040	3,879,868
Operating profit	232,116	293,644	258,470
Interest expense	(212,294)	(183,332)	(172,630)
Interest income	10,115	13,548	13,054
Derivative instruments	(260)	(2,536)	3,321
Foreign exchange	(9,220)	(20,163)	(23,939)
Equity method profit	899	980
Profit (loss) before income tax	21,356	102,141	78,276
Income tax expense - current	(27,151)	(35,159)	(27,448)
Income tax expense - deferred	6,938	15,050	(6,642)
Total income tax expense	(20,213)	(20,109)	(34,090)
Net profit (loss) for the year	$ 1,143	$ 82,032	$ 44,186
Basic earnings per share
Common stock	$ (0.025)	$ 0.050	$ 0.040
Preferred stock	$ (0.025)	$ 0.050	$ 0.040
Items that will not be reclassified to profit or loss in future periods:
Revaluation of administrative property	$ (20,448)	$ 31,017	$ 8,971
Remeasurements of defined benefit liability	(9,039)	(33,385)	4,094
Income tax	(39)	(15,018)	4,289
Items that will not be reclassified to profit or loss in future periods	(29,526)	(17,386)	17,354
Items that will be reclassified to profit or loss in future periods:
Effective portion of changes in fair value of hedging instruments	(13,701)	6,385	21,712
Net change in fair value of financial assets with changes in OCI	(328)	19	(245)
Income tax		3,558	(3,558)
Items that will be reclassified to profit or loss in future periods	(14,029)	9,962	17,909
Other comprehensive (loss) income, net of income tax	(43,555)	(7,424)	35,263
Total comprehensive (loss) income	(42,412)	74,608	79,449
Profit attributable to:
Equity holders of the parent	(24,803)	48,237	16,980
Non-controlling interest	25,946	33,795	27,206
Net (loss) profit for the period	1,143	82,032	44,186
Total comprehensive (loss) income attributable to:
Equity holders of the parent	(68,097)	40,358	52,243
Non-controlling interest	25,685	34,250	27,206
Total comprehensive (loss) income	$ (42,412)	$ 74,608	$ 79,449